General	12 Months Ended
Dec. 31, 2015
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	P.V. Nano Cell Ltd. (the “Company”) was incorporated in June 2009 under the laws of Israel. The Company has a wholly-owned subsidiary, Nano Size Ltd., a company incorporated under the laws of Israel ("the subsidiary"). The Company and its subsidiary are mainly engaged in developing, manufacturing, marketing and commercializing conductive inks for digital inkjet conductive printing applications. As of December 31, 2015, the Company had only limited sales of its products and had not yet commenced larger scale commercial production or sales.

During 2013 the Company formed together with IP Bank International (Suzhou) Co., Ltd. (“IPB”), Leed Thick Film Past Co. and Leed Ink (Suzhou) Co. Ltd. (“Leed”), a Chinese joint venture (“JV”). The Company owns 40% of the outstanding equity securities of the JV. The JV is inactive and is in the process to be dissolved.

b.	Since its inception, the Company has incurred operating losses and has used cash in its operations. During the year ended December 31, 2015, the Company used cash in operating activities of $1.1 million, incurred a net loss of $1.8 million, and had a total accumulated deficit of $10.6 million at December 31, 2015. The Company requires additional financing in order to continue to fund its current operations and pay existing and future liabilities. The Company is currently negotiating with third parties in an attempt to obtain additional sources of funds which, in management’s opinion, would provide adequate cash flows to finance the Company’s operations. The satisfactory completion of these negotiations is essential to provide sufficient cash flow to meet current operating requirements. However, the Company cannot give any assurance that it will be able to achieve a level of profitability from the sale of its products to sustain its operations in the future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and reclassification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty (Refer to note 14 for additional financing in 2016).